Related Party and Party-In-Interest Transactions (Narrative) (Details) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) Item
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Dividends received	$ 65,556
Number of officers or employees receiving compensation from the Plan | Item	0
Administrative expenses	$ 100,686
Recordkeeping fees	162,183
Individually nonmaterial expenses paid to other parties in interest aggregated	25,500
Purchases	206,000
Sold	$ 1,129,000